Taxation - Schedule of valuation allowance (Detail) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Taxation [Abstract]
Balance as of January 1	¥ 554,232	¥ 252,069
Change of valuation allowance	265,493	302,163
Balance as of December 31	¥ 819,725	¥ 554,232